UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended December 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Maverick Capital, Ltd.
Address:       300 Crescent Court, Suite 1850, Dallas, TX  75201

13F File Number:    28-6270

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Sharyl Robertson
Title:         Chief Financial Officer
Phone:         (214) 880-4050
Signature, Place, and Date of Signing:

  /s/ Sharyl Robertson          Dallas, Texas          February 12, 2002
  --------------------          -------------          ------------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           79

Form 13F Information Table Value Total:           $7,899,248



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                               FORM 13F INFORMATION TABLE



                                                                                                        VOTING AUTHORITY
                      TITLE OF              VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER    -------------------------
NAME OF ISSUER         CLASS     CUSIP    (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED   NONE
--------------         -----   ---------   --------  ----------   ---  ----   --------  ---------     ----   -------  ----
ADVANCED MICRO DEVICES  COM    007903107     75,089   4,734,500   SH            SOLE               4,734,500
 INC
ALCAN INC               COM    013716105    188,226   5,238,700   SH            SOLE               5,238,700
ALLEGHENY ENERGY INC    COM    017361106     51,614   1,425,000   SH            SOLE               1,425,000
ALTERA CORP             COM    021441100     72,148   3,400,000   SH            SOLE               3,400,000
AMAZON COM INC          COM    023135106    115,624  10,686,100   SH            SOLE              10,686,100
ANHEUSER BUSCH COS INC  COM    035229103     82,508   1,825,000   SH            SOLE               1,825,000
ANTHEM INC              COM    03674B104    204,584   4,133,000   SH            SOLE               4,133,000
AOL TIME WARNER INC     COM    00184A105    178,190   5,551,100   SH            SOLE               5,551,100
ARIBA INC               COM    04033V104     50,126   8,137,300   SH            SOLE               8,137,300
AT&T WIRELESS SVCS INC  COM    00209A106     82,628   5,750,000   SH            SOLE               5,750,000
AVON PRODS INC          COM    054303102    128,833   2,770,600   SH            SOLE               2,770,600
BERKSHIRE HATHAWAY INC CL A    084670108     75,600       1,000   SH            SOLE                   1,000
 DEL
BERKSHIRE HATHAWAY INC CL B    084670207    152,486      31,450   SH            SOLE                  31,450
 DEL
BEST BUY INC            COM    086516101    234,694   3,151,100   SH            SOLE               3,151,100
BIOGEN INC              COM    090597105     71,688   1,250,000   SH            SOLE               1,250,000
BLACK & DECKER CORP     COM    091797100    107,844   2,858,300   SH            SOLE               2,858,300
BOSTON SCIENTIFIC CORP  COM    101137107     90,450   3,750,000   SH            SOLE               3,750,000
BRISTOL MYERS SQUIBB CO COM    110122108    157,080   3,080,000   SH            SOLE               3,080,000
BURLINGTON NORTHN       COM    12189T104    107,701   3,775,000   SH            SOLE               3,775,000
  SANTA FE CP
CABLEVISION SYS CORP  CL A NY  12686C109     83,038   1,750,000   SH            SOLE               1,750,000
                       CABLVS
CDW COMPUTER CTRS INC   COM    125129106    209,593   3,902,300   SH            SOLE               3,902,300
CEMEX S A            SPONS ADR 151290889     69,116   2,798,200   SH            SOLE               2,798,200
                       5 ORD
CHINA ENTERPRISES LTD   SHS    G2109M100         25      24,400   SH            SOLE                  24,400
CISCO SYS INC           COM    17275R102    144,880   8,000,000   SH            SOLE               8,000,000
CITIGROUP INC           COM    172967101    126,705   2,510,000   SH            SOLE               2,510,000
COCA COLA ENTERPRISES   COM    191219104     75,760   4,000,000   SH            SOLE               4,000,000
 INC
COMPAQ COMPUTER CORP    COM    204493100     73,200   7,500,000   SH            SOLE               7,500,000
COSTCO WHSL CORP NEW    COM    22160K105    142,904   3,220,000   SH            SOLE               3,220,000
CSG SYS INTL INC        COM    126349109     75,605   1,869,100   SH            SOLE               1,869,100
DEAN FOODS CO           COM    242370104     70,928   1,040,000   SH            SOLE               1,040,000
DELL COMPUTER CORP      COM    247025109    133,997   4,930,000   SH            SOLE               4,930,000
DOLLAR GEN CORP         COM    256669102    198,221  13,303,400   SH            SOLE              13,303,400
EASTMAN CHEM CO         COM    277432100     75,796   1,942,500   SH            SOLE               1,942,500
ESS TECHNOLOGY INC      COM    269151106        393      18,500   SH            SOLE                  18,500
FAIRCHILD SEMICONDUCTOR CL A   303726103    101,839   3,611,300   SH            SOLE               3,611,300
 INTL
FEDERATED DEPT STORES   COM    31410H101     51,076   1,248,800   SH            SOLE               1,248,800
 INC DEL
FLEMING COS INC         COM    339130106      4,625     250,000   SH            SOLE                 250,000
FREEMARKETS INC         COM    356602102      9,154     381,900   SH            SOLE                 381,900
GUIDANT CORP            COM    401698105    150,147   3,015,000   SH            SOLE               3,015,000
HCA INC                 COM    404119109    279,030   7,240,000   SH            SOLE               7,240,000
HALLIBURTON CO          COM    406216101    131,000  10,000,000   SH            SOLE              10,000,000
HANCOCK JOHN FINL SVCS  COM    41014S106    110,478   2,675,000   SH            SOLE               2,675,000
  INC
HARMONY GOLD MNG LTD SPONSORED 413216300     19,790   3,439,700   SH            SOLE               3,439,700
                        ADR
HOME DEPOT INC          COM    437076102    293,308   5,750,000   SH            SOLE               5,750,000
INTEGRATED DEVICE       COM    458118106     64,614   2,430,000   SH            SOLE               2,430,000
 TECHNOLOGY
INTERNATIONAL GAME      COM    459902102    132,700   1,942,900   SH            SOLE               1,942,900
 TECHNOLOGY
I2 TECHNOLOGIES INC     COM    465754109     24,095   3,050,000   SH            SOLE               3,050,000
LENNAR CORP             COM    526057104     95,152   2,032,300   SH            SOLE               2,032,300
LIZ CLAIBORNE INC       COM    539320101      2,696      54,200   SH            SOLE                  54,200
LOEWS CORP              COM    540424108    127,551   2,303,200   SH            SOLE               2,303,200
LOGIC DEVICES INC       COM    541402103         81      25,300   SH            SOLE                  25,300
MCDONALDS CORP          COM    580135101    145,498   5,496,700   SH            SOLE               5,496,700
MICROSOFT CORP          COM    594918104    115,938   1,750,000   SH            SOLE               1,750,000
NETMANAGE INC           COM    641144100         28      27,900   SH            SOLE                  27,900
NEWS CORP LTD         SP ADR   652487802    167,600   6,334,100   SH            SOLE               6,334,100
                       PFD
NIKE INC               CL B    654106103    196,840   3,500,000   SH            SOLE               3,500,000
NPS PHARMACEUTICALS INC COM    62936P103     40,146   1,048,200   SH            SOLE               1,048,200
PEPSICO INC             COM    713448108    255,623   5,250,000   SH            SOLE               5,250,000
PHARMACIA CORP          COM    71713U102    202,588   4,750,000   SH            SOLE               4,750,000
PHELPS DODGE CORP       COM    717265102    145,424   4,488,380   SH            SOLE               4,488,380
PHILIP MORRIS COS INC   COM    718154107    275,100   6,000,000   SH            SOLE               6,000,000
PITTSTON CO             COM    725701106     41,035   1,856,800   SH            SOLE               1,856,800
                       BRINKS
                        GRP
POTASH CORP SASK INC    COM    73755L107     38,363     625,000   SH            SOLE                 625,000
QUEST SOFTWARE INC      COM    74834T103     21,354     965,800   SH            SOLE                 965,800
RAMBUS INC DEL          COM    750917106      3,864     483,600   SH            SOLE                 483,600
RITE AID CORP           COM    767754104     67,398  13,319,800   SH            SOLE              13,319,800
ROYAL CARIBBEAN CRUISES COM    V7780T103      9,752     602,000   SH            SOLE                 602,000
 LTD
SANMINA SCI CORP        COM    800907107     84,376   4,240,000   SH            SOLE               4,240,000
SBC COMMUNICATIONS INC  COM    78387G103    112,614   2,875,000   SH            SOLE               2,875,000
TELEFONOS DE MEXICO  SPON ADR  879403780     78,795   2,250,000   SH            SOLE               2,250,000
  S A                  ORD L
TENET HEALTHCARE CORP   COM    88033G100     73,400   1,250,000   SH            SOLE               1,250,000
TRUMP HOTELS & CASINO   COM    898168109         37      32,500   SH            SOLE                  32,500
 RESORTS
US BANCORP DEL        COM NEW  902973304     50,337   2,405,000   SH            SOLE               2,405,000
UNION PAC CORP          COM    907818108    216,908   3,805,400   SH            SOLE               3,805,400
USA NETWORKS INC        COM    902984103     42,331   1,550,000   SH            SOLE               1,550,000
VIACOM INC             CL B    925524308     83,885   1,900,000   SH            SOLE               1,900,000
VIVUS INC               COM    928551100        385      79,000   SH            SOLE                  79,000
WALGREEN CO             COM    931422109    124,996   3,713,500   SH            SOLE               3,713,000
ZOOM TELEPHONICS INC    COM    98976E103         29      22,300   SH            SOLE                  22,300
